TAXES ON INCOME - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of unrecognized tax benefits
Uncertain tax positions, beginning of year	$ 12,519	$ 4,228
Decrease related to previous years' tax positions	(1,181)	(41)
Increases in tax positions for current year	9,229	8,332
Uncertain tax positions, end of year	20,567	12,519
Uncertain tax positions - penalties accrued	$ 0	$ 0